Employee Benefit Plans (Schedule of Stock Option Information by Grant Date) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18.00	$ 17.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	97,792	90,474	92,953	97,473
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	68,361
Grant Date - 11/18/2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 15.13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,182
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years 7 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,182
Grant Date - 11/15/2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 20.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	5,684
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years 9 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,684
Grant Date - 10/18/2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 24.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	6,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 3 months 3 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,566
Grant Date - 10/17/2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 21.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,879
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	7,879
Grant Date - 10/16/2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 20.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,777
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 27 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	10,777
Grant Date - 10/21/2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 21.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	12,552
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	12,072
Grant Date - 10/20/2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 17.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	17,252
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 2 months 4 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	15,250
Grant Date - 9/20/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 17.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	13,850
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,951
Grant Date - 3/20/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 18.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	17,050
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 2 months 19 days